Mining Concession Asset (Details) - USD ($)		12 Months Ended
	Jul. 16, 2025	Dec. 31, 2025
Mining Concession Asset [Line Items]
Long term liabilities outstanding		$ 328,559
Provision for environmental remediations		$ 1,589,371
Environmental remediation discount rate		9.50%
Total consideration	$ 750,000
Present value	$ 703,401
Discount rate	9.25%
First Guayabales Option [Member]
Mining Concession Asset [Line Items]
Long term liabilities outstanding		$ 1,425,561
Provision for environmental remediations		$ 1,857,509